                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4474

  NAME OF REGISTRANT:                                                    VANGUARD CALIFORNIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2010 - JUNE 30, 2011

  FUND:   VANGUARD CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               NUVEEN CA MUNI MKT OPPORTUNITY FD, INC.

  TICKER:               N/A                                  CUSIP:   67062U404

  MEETING DATE:   3/14/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A.1: ELECT DIRECTOR JOHN P. AMBOIAN                    ISSUER            YES             FOR                  FOR

PROPOSAL #1A.2: ELECT DIRECTOR ROBERT P. BREMNER                ISSUER            YES             FOR                  FOR

PROPOSAL #1A.3: ELECT DIRECTOR JACK B. EVANS                       ISSUER            YES             FOR                  FOR

PROPOSAL #1A.4: ELECT DIRECTOR DAVID J. KUNDERT                  ISSUER            YES             FOR                  FOR

PROPOSAL #1A.5: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1A.6: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1A.7: ELECT DIRECTOR TERENCE J. TOTH                    ISSUER            YES             FOR                  FOR

PROPOSAL #1A.8: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1A.9: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICIES RELATING TO INVESTMENTS

IN MUNICIPAL SECURITIES AND BELOW INVESTMENT GRADE

SECURITIES.

PROPOSAL #2B: TO APPROVE THE NEW FUNDAMENTAL POLICY          ISSUER            YES             FOR                  FOR

RELATING TO INVESTMENTS IN MUNICIPAL SECURITIES.

PROPOSAL #2C: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICY RELATING TO COMMODITIES.

PROPOSAL #2D: TO APPROVE THE NEW FUNDAMENTAL POLICY          ISSUER            YES             FOR                  FOR

RELATING TO COMMODITIES.

PROPOSAL #2E: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICIES RELATING TO DERIVATIVES

AND SHORT SALES.

PROPOSAL #2F: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICIES PROHIBITING INVESTMENT IN

 OTHER INVESTMENT COMPANIES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               NUVEEN CA QUALITY INCOME MUNI FD, INC.

  TICKER:               N/A                                  CUSIP:   670985506

  MEETING DATE:   3/14/2011                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1A.1: ELECT DIRECTOR JOHN P. AMBOIAN                    ISSUER            YES             FOR                  FOR

PROPOSAL #1A.2: ELECT DIRECTOR ROBERT P. BREMNER                ISSUER            YES             FOR                  FOR

PROPOSAL #1A.3: ELECT DIRECTOR JACK B. EVANS                       ISSUER            YES             FOR                  FOR

PROPOSAL #1A.4: ELECT DIRECTOR DAVID J. KUNDERT                  ISSUER            YES             FOR                  FOR

PROPOSAL #1A.5: ELECT DIRECTOR JUDITH M. STOCKDALE             ISSUER            YES             FOR                  FOR

PROPOSAL #1A.6: ELECT DIRECTOR CAROLE E. STONE                    ISSUER            YES             FOR                  FOR

PROPOSAL #1A.7: ELECT DIRECTOR TERENCE J. TOTH                    ISSUER            YES             FOR                  FOR

PROPOSAL #1A.8: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1A.9: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICIES RELATING TO INVESTMENTS

IN MUNICIPAL SECURITIES AND BELOW INVESTMENT GRADE

SECURITIES.

PROPOSAL #2B: TO APPROVE THE NEW FUNDAMENTAL POLICY          ISSUER            YES             FOR                  FOR

RELATING TO INVESTMENTS IN MUNICIPAL SECURITIES.

PROPOSAL #2C: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICY RELATING TO COMMODITIES.

PROPOSAL #2D: TO APPROVE THE NEW FUNDAMENTAL POLICY          ISSUER            YES             FOR                  FOR

RELATING TO COMMODITIES.

PROPOSAL #2E: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICIES RELATING TO DERIVATIVES

AND SHORT SALES.

PROPOSAL #2F: TO APPROVE THE ELIMINATION OF THE                 ISSUER            YES             FOR                  FOR

FUND'S FUNDAMENTAL POLICIES PROHIBITING INVESTMENT IN

 OTHER INVESTMENT COMPANIES.

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CALIFORNIA TAX-FREE FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 30, 2011

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.